Leases (Tables)	12 Months Ended
Dec. 31, 2023
Leases 1 [Abstract]
Summary of Right-of-Use Assets within Consolidated Statements of Financial Position
The following amounts are presented as right-of-use assets within the consolidated statements of financial position as of the dates indicated:

(in millions €)	December 31, 2023	December 31, 2022
Buildings	209.8	206.5
Production facilities	—	3.0
Other operating equipment	4.6	2.4
Total	214.4	211.9

Summary of Lease Liability Included in Interest-Bearing Loans and Borrowings
The following amounts are included in lease liabilities, loans and borrowings as of the dates indicated:

(in millions €)	December 31, 2023	December 31, 2022
Current	28.1	36.0
Non-current	188.6	174.1
Total	216.7	210.1

Summary of Amounts Recognized in Consolidated Statement of Operations
Depreciation Charge of Right-of-Use Assets

	Years ended December 31,
(in millions €)	2023	2022	2021
Buildings	40.7	35.2	14.7
Production facilities	3.0	23.1	14.0
Other operating equipment	1.5	0.5	0.3
Total depreciation charge	45.2	58.8	29.0

Interest on lease liabilities	5.7	5.1	2.9
Expense related to short-term leases and leases of low-value assets	58.9	27.1	9.5
Total amounts recognized in profit or loss	109.8	91.0	41.4